Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net (loss) income	$ (777,940)	$ 789,391	$ (157,825)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	737	737	733
Amortization of intangible assets	245,365	192,882
Amortization of operating lease ROU assets and interest of lease liabilities	32,714	34,664	40,996
(Reversal of) allowance for expected credit loss	(996)	(8,516)	346
Deferred tax expense (benefit)	632	(1,563)	11
Change in operating assets and liabilities:
Receivables from customers	12,793	1,148,846	(486,311)
Prepaid expenses	(309,198)	(302)	642
Deposits and other assets	(321,549)	4,085	(1,930)
Operating lease liabilities	(34,285)	(29,736)	(41,087)
Accounts payable		(154,109)	165,607
Accrued expenses and other liabilities	21,139	(1,077,563)	75,401
Income tax payable	(11,090)	(104,851)	8,875
Net cash (used in) provided by operating activities	(1,141,678)	793,965	(394,542)
Cash flows from investing activities:
Purchases of intangible assets	(565,927)
Advances to related party		(740,941)
Net cash used in investing activities	(565,927)	(740,941)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares pursuant to over-allotment option, net of issuance cost	823,225
Payments of offering costs related to over-allotment option or IPO	(2,500)	(191,336)	(83,041)
Financing obtained from related party	3,505		300,284
Net cash provided by (used in) financing activities	824,230	(191,336)	217,243
Effect of exchange rate changes on cash	444	(313)	559
Net decrease in cash	(882,931)	(138,625)	(176,740)
Cash, beginning of period	1,042,230	327,111	524,383
Cash, end of period	159,299	188,486	347,643
Taxes paid:
Current tax - Macau		9,610
Current tax - PRC	104,169	187,547
Total income tax paid	104,169	197,157
Listing fee paid		191,336	83,041
Non-cash investing and financing activities:
Acquisition of intangible assets settled by deposits and other assets	141,482
Issuance cost charged to additional paid-in capital	79,500
Operating lease ROU assets obtained in exchange for operating lease liabilities		127,980
Settlement of subscription receivables with amounts due to a related party			201,563
Settlement of issuance of ordinary shares with amounts due to a related party			$ 63,909